Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Thrivent ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 03, 2022
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2022